Commitments and Contingencies - Summary of Future Minimum Annual Rental Payments Under these Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 9,247
2017	10,379
2018	8,601
2019	8,892
2020	8,663
Thereafter	26,172
Total minimum lease payments	$ 71,954